Intangible Assets - Summary of Detailed Information About Intangible Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 16,544	$ 22,058
Ending balance	10,118	16,544	$ 22,058
Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,528	15,663
Ending balance	5,777	10,528	15,663
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,016	6,395
Ending balance	4,341	6,016	6,395
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	118,522	122,178	122,463
Additions			13
Reclassification	404	2,419	2,768
Disposal		(5,045)	(431)
Currency translation effects	(263)	(1,030)	(2,635)
Ending balance	118,663	118,522	122,178
Cost [member] | Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	69,824	70,895	72,899
Currency translation effects	(230)	(1,071)	(2,004)
Ending balance	69,594	69,824	70,895
Cost [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	48,698	51,283	49,564
Additions			13
Reclassification	404	2,419	2,768
Disposal		(5,045)	(431)
Currency translation effects	(33)	41	(631)
Ending balance	49,069	48,698	51,283
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(101,978)	(100,120)	(93,581)
Amortization charge	(6,721)	(7,772)	(8,660)
Disposal		5,045	431
Currency translation effects	154	869	1,690
Ending balance	(108,545)	(101,978)	(100,120)
Accumulated amortization [member] | Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(59,296)	(55,232)	(51,326)
Amortization charge	(4,642)	(4,974)	(4,966)
Currency translation effects	121	910	1,060
Ending balance	(63,817)	(59,296)	(55,232)
Accumulated amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(42,682)	(44,888)	(42,255)
Amortization charge	(2,079)	(2,798)	(3,694)
Disposal		5,045	431
Currency translation effects	33	(41)	630
Ending balance	$ (44,728)	$ (42,682)	$ (44,888)